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                         DEUTSCHE ASSET MANAGEMENT FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                   May 3, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      REAL ESTATE SECURITIES FUND, INC. (the "Fund")
         1933 Act File No. 33-78648
         1940 Act File No. 811-8500

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Fund hereby certifies that the definitive forms of the prospectuses and statement of additional information do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 10 on April 30, 2001.

If you have any questions regarding this certification, please call me at (410) 895-3875.

                                    Very truly yours,

                                    /s/Tammie Lee
                                    -------------------------
                                    Tammie Lee